Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 term_loan	Jun. 30, 2017 credit_facility	Jun. 30, 2017 vessel	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Number of term loans		7	2
Aggregate principal amount	$ 1,833,862				$ 1,804,483
Teekay Nakilat Corporation
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 954,164				$ 1,005,199
Number of vessels | vessel				15
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	4.50%